Contract Assets and Contract Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Contract Assets
Contract cost	RM 285,872,146	$ 70,394,520	RM 189,071,858
Contract margin	41,836,852	10,302,106	24,840,605
Contract revenue recognized	327,708,998	80,696,626	213,912,463
Less: Bill to trade receivables	(286,591,376)	(70,571,627)	(180,008,528)
Contract assets carried forward	41,117,622	10,124,999	33,903,935
Contract cost assets
Less: Provision for impairment loss			(2,668,908)
Add: Accrued revenue	322,413	79,393	1,312,562
Balance carried forward	41,440,035	10,204,392	32,547,589
Decrease/(Increase) in contract assets	(8,892,446)	(2,189,718)	18,445,458
(Increase)/Decrease in provision for impairment loss	RM 2,668,908	$ 657,205	RM (2,372,132)